CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (2,590)	$ (5,159)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,306	1,289
Increase in trade receivables, net	(1,579)	(1,437)
Increase in other accounts receivable and prepaid expenses	(114)	(202)
Increase (decrease) in inventories, net	352	(80)
Decrease in trade payables	(793)	(40)
Decrease in employees and payroll accruals	(264)	(317)
Increase (decrease) in accrued severance pay	23	(31)
Increase in long-term loan and other debt	809	0
Increase (decrease) in accrued expenses and other liabilities	(559)	1,842
Net cash used in operating activities	(3,409)	(4,134)
Cash flows from investing activities:
Purchase of property and equipment	(1,041)	(276)
Decrease (Increase) in severance pay fund	(25)	29
Capitalization of software development costs	(684)	(572)
Net cash provided by (used in) investing activities	(1,750)	(819)
Cash flows from financing activities:
Issuance of share capital, net of issuance costs	2,201	4,281
Long-term debt, net	0	0
Related parties	(26)	(11)
Net cash provided by (used in) financing activities	2,175	4,270
Increase (decrease) in cash, cash equivalents and restricted cash	(2,984)	(683)
Cash, cash equivalents and restricted cash at the beginning of the year	4,505	4,604
Cash, cash equivalents and restricted cash at the end of the period	$ 1,521	$ 3,921